Business Combination (Details) - Corellium, Inc. (“Corellium”) [Member] $ in Thousands	Jun. 30, 2025 USD ($)
Business Combinations [Line Items]
Percentage of acquire shares	100.00%
Purchase price	$ 170,000
Business combination equity interest issued	20,000
Additional cash	$ 30,000
Performance milestones term	2 years